Provisions and Contingencies	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions and Contingencies

18 Provisions and Contingencies

Provisions

As of December 31, 2021, certain claims were pending or threatened against us or our subsidiaries, mainly related to purported obligations arising out of use or alleged use of third party intellectual property. Our best estimate of potential outflow of economic resources from such proceedings amounts to €177.9 million, which is expected not to be settled within the next twelve months and is therefore included in non-current provisions in our consolidated statements of financial position as of December 31, 2021,and was recognized in cost of sales in our consolidated statements of profit or loss (nil as of December 31, 2020). This assessment is based on assumptions deemed reasonable by management including those about future events and uncertainties. The outcome of these matters is ultimately uncertain, such that unanticipated events and circumstances might occur that might cause us to change those assumptions and give rise to a material adverse effect on our financial position in the future.

As of December 31, 2021, our current provisions include €35.4 million (nil as of December 31, 2020) estimated deferred expenses in the form of inventor remuneration, which represents compensation used to honor service inventions made by employees related to our COVID-19 vaccine development and was recognized as research and development expenses in our consolidated statements of profit or loss. The inventor’s compensation is determined on the basis of the so-called license analogy and is therefore related to our revenues.

As of December 31, 2021, our current provisions include €58.5 million (nil as of December 31, 2020) international trade obligations including customs value calculation, customs tariff number classification and other related securities requirements whereof €42.1 million related to our commercial sales were recognized as cost of sales and €16.4 million related to clinical trials were recognized as research and development expenses in our consolidated statements of profit or loss. The expenses are partially subject to reimbursement under our collaboration agreement with Pfizer.

Contingencies

In addition to the above, from time to time, in the normal course and conduct of our business, we may be involved in discussions with third parties about considering, for example, the use and/or remuneration for use of such third party’s IP. As of December 31, 2021, none of such IP-related considerations that we have been notified of and for which potential claims could be brought against us or our subsidiaries in the future, fulfill the criteria for recording a provision. We will continue to evaluate whether, if circumstances were to change in the future, the recording of a provision may be needed and whether potential indemnification entitlements exist against any such claim. It is currently not practical to estimate the potential liability, if any.